Leases (Details) - Schedule of Components of Lease Cost ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Leases (Details) - Schedule of Components of Lease Cost [Line Items]
Operating lease cost	₨ 439	$ 5.8	₨ 502
Short-term lease cost	17	0.2	13
Total lease cost	₨ 456	$ 6.0	₨ 515